INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized balance sheets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Buildings and improvements, net of accumulated depreciation			$ 20,212,838	$ 58,100,481
Land			2,023,208	9,140,743
Other assets			3,161,606	12,769,297
Total Assets			25,397,652	80,010,521
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			16,928,649	61,595,513
Accounts payable and accrued expenses			726,141	3,238,584
Other liabilities			1,983,834	6,052,304
Liabilities			19,638,624	70,886,401
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 7,986,395	$ 15,247,046	7,986,395	15,247,046
Other partners			(2,227,367)	(6,122,926)
Partners Capital			5,759,028	9,124,120
Liabilities and Stockholders Equity			25,397,652	80,010,521
Series 20
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 21
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 22
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0		0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 23
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0		0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 24
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0		0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 25
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 26
ASSETS
Buildings and improvements, net of accumulated depreciation			0	697,635
Land			0	52,272
Other assets			0	112,648
Total Assets			0	862,555
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	1,070,448
Accounts payable and accrued expenses			0	93,085
Other liabilities			0	325,434
Liabilities			0	1,488,967
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	(564,276)	0	(564,276)
Other partners			0	(62,136)
Partners Capital			0	(626,412)
Liabilities and Stockholders Equity			0	862,555
Series 27
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 28
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 29
ASSETS
Buildings and improvements, net of accumulated depreciation			516,789	1,422,477
Land				12,000
Other assets			119,789	466,565
Total Assets			636,578	1,901,042
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			680,065	1,826,315
Accounts payable and accrued expenses			51,168	106,791
Other liabilities			398,329	453,193
Liabilities			1,129,562	2,386,299
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(256,816)	(230,916)	(256,816)	(230,916)
Other partners			(236,168)	(254,341)
Partners Capital			(492,984)	(485,257)
Liabilities and Stockholders Equity			636,578	1,901,042
Series 30
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 31
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 32
ASSETS
Buildings and improvements, net of accumulated depreciation				921,333
Land				60,400
Other assets				376,891
Total Assets				1,358,624
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable				623,725
Accounts payable and accrued expenses				629,491
Other liabilities				46,249
Liabilities				1,299,465
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	157,618		157,618
Other partners				(98,459)
Partners Capital				59,159
Liabilities and Stockholders Equity				1,358,624
Series 33
ASSETS
Buildings and improvements, net of accumulated depreciation				847,401
Land				175,500
Other assets				239,177
Total Assets				1,262,078
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable				1,205,104
Accounts payable and accrued expenses				11,821
Other liabilities				62,064
Liabilities				1,278,989
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	5,874		5,874
Other partners				(22,785)
Partners Capital				(16,911)
Liabilities and Stockholders Equity				1,262,078
Series 34
ASSETS
Buildings and improvements, net of accumulated depreciation			1,556,927	1,539,529
Land			142,576	142,576
Other assets			342,131	452,343
Total Assets			2,041,634	2,134,448
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			1,625,880	1,654,958
Accounts payable and accrued expenses			61,584	59,077
Other liabilities			330,480	485,916
Liabilities			2,017,944	2,199,951
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	23,898	(65,286)	23,898	(65,286)
Other partners			(208)	(217)
Partners Capital			23,690	(65,503)
Liabilities and Stockholders Equity			2,041,634	2,134,448
Series 35
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 36
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 37
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 38
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 39
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 40
ASSETS
Buildings and improvements, net of accumulated depreciation			0	0
Land			0	0
Other assets			0	0
Total Assets			0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0	0
Accounts payable and accrued expenses			0	0
Other liabilities			0	0
Liabilities			0	0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners			0	0
Partners Capital			0	0
Liabilities and Stockholders Equity			0	0
Series 41
ASSETS
Buildings and improvements, net of accumulated depreciation				6,425,891
Land				2,225,961
Other assets				1,889,844
Total Assets				10,541,696
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable				12,064,213
Accounts payable and accrued expenses				753,367
Other liabilities				257,002
Liabilities				13,074,582
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	(1,204,128)		(1,204,128)
Other partners				(1,328,758)
Partners Capital				(2,532,886)
Liabilities and Stockholders Equity				10,541,696
Series 42
ASSETS
Buildings and improvements, net of accumulated depreciation				6,414,854
Land				2,076,707
Other assets				1,511,601
Total Assets				10,003,162
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable				12,467,987
Accounts payable and accrued expenses				748,588
Other liabilities				309,929
Liabilities				13,526,504
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	(605,251)		(605,251)
Other partners				(2,918,091)
Partners Capital				(3,523,342)
Liabilities and Stockholders Equity				10,003,162
Series 43
ASSETS
Buildings and improvements, net of accumulated depreciation			0
Land			0
Other assets			0
Total Assets			0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			0
Accounts payable and accrued expenses			0
Other liabilities			0
Liabilities			0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0
Other partners			0
Partners Capital			0
Liabilities and Stockholders Equity			0
Series 44
ASSETS
Buildings and improvements, net of accumulated depreciation			1,864,919	3,619,725
Land			450,000	634,735
Other assets			246,035	458,109
Total Assets			2,560,954	4,712,569
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			2,880,422	4,426,968
Accounts payable and accrued expenses			101,325	121,936
Other liabilities			38,041	50,189
Liabilities			3,019,788	4,599,093
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,674,320	2,387,429	1,674,320	2,387,429
Other partners			(2,133,154)	(2,273,953)
Partners Capital			(458,834)	113,476
Liabilities and Stockholders Equity			2,560,954	4,712,569
Series 45
ASSETS
Buildings and improvements, net of accumulated depreciation			3,852,350	13,619,763
Land			598,500	2,021,533
Other assets			647,532	3,633,550
Total Assets			5,098,382	19,274,846
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			4,370,989	11,744,364
Accounts payable and accrued expenses			130,295	248,449
Other liabilities			363,500	1,791,931
Liabilities			4,864,784	13,784,744
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	903,450	5,316,462	903,450	5,316,462
Other partners			(669,852)	173,640
Partners Capital			233,598	5,490,102
Liabilities and Stockholders Equity			5,098,382	19,274,846
Series 46
ASSETS
Buildings and improvements, net of accumulated depreciation			12,421,853	22,591,873
Land			832,132	1,739,059
Other assets			1,806,119	3,628,569
Total Assets			15,060,104	27,959,501
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable			7,371,293	14,511,431
Accounts payable and accrued expenses			381,769	465,979
Other liabilities			853,484	2,270,397
Liabilities			8,606,546	17,247,807
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 5,641,543	$ 10,049,520	5,641,543	10,049,520
Other partners			812,015	662,174
Partners Capital			6,453,558	10,711,694
Liabilities and Stockholders Equity			$ 15,060,104	$ 27,959,501